Note 13 - Industry Segment Data (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended March 31,
	2024	2023
NET SALES:
Flat-Roll	$472,774	$485,641
Tubular	43,477	61,901
TOTAL NET SALES	$516,251	$547,542
OPERATING PROFIT:
Flat-Roll	$33,226	$23,421
Tubular	2,980	8,641
TOTAL OPERATING PROFIT	36,206	32,062
General corporate expenses	(11,688)	(10,988)
Gain on economic hedges of risk	1,848	9,306
Interest expense	(3,072)	(2,218)
Other income	20	27
TOTAL EARNINGS BEFORE INCOME TAXES	$23,314	$28,189
IDENTIFIABLE ASSETS:
Flat-Roll	$205,797	$179,780
Tubular	19,589	15,858
	225,386	195,638
General corporate assets	4,633	3,674
TOTAL ASSETS	$230,019	$199,312

DEPRECIATION:
Flat-Roll	$2,637	$2,097
Tubular	317	330
Corporate and other	116	99
	$3,070	$2,526
CAPITAL EXPENDITURES:
Flat-Roll	$5,176	$16,328
Tubular	510	125
Corporate and other	106	1
	$5,792	$16,454